SCHWAB CAPITAL TRUST
(the “Trust”)
Schwab® Fundamental Emerging Markets Equity Index Fund
(the fund)
Supplement dated September 10, 2024, to the fund’s currently effective Statutory Prospectus

This supplement provides new and additional information beyond that contained in the Statutory
Prospectus and should be read in conjunction with the Statutory Prospectus.
The first two paragraphs at the beginning of the fund’s summary section of the Statutory Prospectus are deleted in their entirety.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG125570-00 (09/24)
00304281